UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, New York  10017


Form 13F File Number: 028-07484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  (212) 973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             119

Form 13F Information Table Value Total:  $    6,383,162
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-14000             DME Capital Management, LP
----  --------------------  ----------------------------------------------------
3     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM             00766T100   17,661    742,047 SH       SOLE                   742,047      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    3,856    162,000 SH       SOLE       1           162,000      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    6,405    269,100 SH       SOLE       2           269,100      0    0
AETNA INC NEW                COM             00817Y108  190,359  4,110,545 SH       SOLE                 4,110,545      0    0
AETNA INC NEW                COM             00817Y108   42,370    914,930 SH       SOLE       1           914,930      0    0
AETNA INC NEW                COM             00817Y108   68,666  1,482,740 SH       SOLE       2         1,482,740      0    0
APPLE INC                    COM             037833100  446,157    838,374 SH       SOLE                   838,374      0    0
APPLE INC                    COM             037833100   85,901    161,416 SH       SOLE       1           161,416      0    0
APPLE INC                    COM             037833100  162,203    304,796 SH       SOLE       2           304,796      0    0
APPLE INC                    COM             037833100    1,288      2,420 SH       SOLE       3             2,420      0    0
APPLE INC                    COM             037833100   92,066    173,000     CALL SOLE                   173,000      0    0
APPLE INC                    COM             037833100   20,223     38,000     CALL SOLE       1            38,000      0    0
APPLE INC                    COM             037833100   34,059     64,000     CALL SOLE       2            64,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105  100,014  3,117,650 SH       SOLE                 3,117,650      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   21,974    684,978 SH       SOLE       1           684,978      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   35,678  1,112,154 SH       SOLE       2         1,112,154      0    0
BARRICK GOLD CORP            COM             067901108   43,801  1,251,098 SH       SOLE                 1,251,098      0    0
BARRICK GOLD CORP            COM             067901108    9,663    276,000 SH       SOLE       1           276,000      0    0
BARRICK GOLD CORP            COM             067901108   15,418    440,402 SH       SOLE       2           440,402      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   67,243  2,566,518 SH       SOLE                 2,566,518      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   14,677    560,200 SH       SOLE       1           560,200      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   24,421    932,100 SH       SOLE       2           932,100      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307    3,973  1,079,635 SH       SOLE                 1,079,635      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307      978    265,747 SH       SOLE       1           265,747      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307      303     82,437 SH       SOLE       2            82,437      0    0
CBS CORP NEW                 CL B            124857202  132,670  3,486,736 SH       SOLE                 3,486,736      0    0
CBS CORP NEW                 CL B            124857202   23,340    613,400 SH       SOLE       1           613,400      0    0
CBS CORP NEW                 CL B            124857202   48,649  1,278,545 SH       SOLE       2         1,278,545      0    0
CHIPOTLE MEXICAN GRILL INC   COM             169656105    9,459     31,800     PUT  SOLE                    31,800      0    0
CHIPOTLE MEXICAN GRILL INC   COM             169656105    2,082      7,000     PUT  SOLE       1             7,000      0    0
CHIPOTLE MEXICAN GRILL INC   COM             169656105    3,332     11,200     PUT  SOLE       2            11,200      0    0
CIGNA CORPORATION            COM             125509109  275,276  5,149,188 SH       SOLE                 5,149,188      0    0
CIGNA CORPORATION            COM             125509109   60,089  1,124,000 SH       SOLE       1         1,124,000      0    0
CIGNA CORPORATION            COM             125509109   99,998  1,870,512 SH       SOLE       2         1,870,512      0    0
CIGNA CORPORATION            COM             125509109    2,261     42,300 SH       SOLE       3            42,300      0    0
COMPUTER SCIENCES CORP       COM             205363104  194,891  4,866,202 SH       SOLE                 4,866,202      0    0
COMPUTER SCIENCES CORP       COM             205363104   42,673  1,065,500 SH       SOLE       1         1,065,500      0    0
COMPUTER SCIENCES CORP       COM             205363104   71,471  1,784,548 SH       SOLE       2         1,784,548      0    0
COVENTRY HEALTH CARE INC     COM             222862104   26,212    584,700 SH       SOLE                   584,700      0    0
COVENTRY HEALTH CARE INC     COM             222862104   10,849    242,000 SH       SOLE       2           242,000      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106  195,425  5,109,161 SH       SOLE                 5,109,161      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   38,482  1,006,073 SH       SOLE       1         1,006,073      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   71,674  1,873,827 SH       SOLE       2         1,873,827      0    0
DST SYS INC DEL              COM             233326107   86,022  1,419,501 SH       SOLE                 1,419,501      0    0
DST SYS INC DEL              COM             233326107   18,780    309,900 SH       SOLE       1           309,900      0    0
DST SYS INC DEL              COM             233326107   31,245    515,599 SH       SOLE       2           515,599      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104  108,383  8,876,611 SH       SOLE                 8,876,611      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104    9,158    750,000 SH       SOLE       1           750,000      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104   13,515  1,106,858 SH       SOLE       2         1,106,858      0    0
ENSCO PLC                    SHS CLASS A     G3157S106  141,537  2,387,595 SH       SOLE                 2,387,595      0    0
ENSCO PLC                    SHS CLASS A     G3157S106   31,561    532,400 SH       SOLE       1           532,400      0    0
ENSCO PLC                    SHS CLASS A     G3157S106   51,910    875,670 SH       SOLE       2           875,670      0    0
FIFTH STREET FINANCE CORP    COM             31678A103   13,131  1,260,170 SH       SOLE                 1,260,170      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    3,072    294,835 SH       SOLE       1           294,835      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    4,623    443,687 SH       SOLE       2           443,687      0    0
GENERAL MTRS CO              COM             37045V100  387,685 13,447,292 SH       SOLE                13,447,292      0    0
GENERAL MTRS CO              COM             37045V100   76,358  2,648,569 SH       SOLE       1         2,648,569      0    0
GENERAL MTRS CO              COM             37045V100  142,187  4,931,903 SH       SOLE       2         4,931,903      0    0
GENERAL MTRS CO              COM             37045V100    4,160    144,299 SH       SOLE       3           144,299      0    0
GOOGLE INC                   CL A            38259P508   28,083     39,700 SH       SOLE                    39,700      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
GOOGLE INC                   CL A            38259P508    6,154      8,700 SH       SOLE       1             8,700      0    0
GOOGLE INC                   CL A            38259P508   10,328     14,600 SH       SOLE       2            14,600      0    0
LEGG MASON INC               COM             524901105   55,095  2,142,099 SH       SOLE                 2,142,099      0    0
LEGG MASON INC               COM             524901105   12,155    472,600 SH       SOLE       1           472,600      0    0
LEGG MASON INC               COM             524901105   19,398    754,201 SH       SOLE       2           754,201      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100  171,053  3,687,280 SH       SOLE                 3,687,280      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   38,149    822,350 SH       SOLE       1           822,350      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   62,735  1,352,341 SH       SOLE       2         1,352,341      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100    6,634    143,000 SH       SOLE       3           143,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105  236,094 32,519,861 SH       SOLE                32,519,861      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105   51,771  7,131,000 SH       SOLE       1         7,131,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105   85,905 11,832,582 SH       SOLE       2        11,832,582      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105    2,316    319,000 SH       SOLE       3           319,000      0    0
MICROSOFT CORP               COM             594918104  182,104  6,817,837 SH       SOLE                 6,817,837      0    0
MICROSOFT CORP               COM             594918104   39,750  1,488,200 SH       SOLE       1         1,488,200      0    0
MICROSOFT CORP               COM             594918104   66,151  2,476,654 SH       SOLE       2         2,476,654      0    0
MICROSOFT CORP               COM             594918104    1,251     46,853 SH       SOLE       3            46,853      0    0
NCR CORP NEW                 COM             62886E108  164,862  6,470,264 SH       SOLE                 6,470,264      0    0
NCR CORP NEW                 COM             62886E108   36,098  1,416,700 SH       SOLE       1         1,416,700      0    0
NCR CORP NEW                 COM             62886E108   60,460  2,372,826 SH       SOLE       2         2,372,826      0    0
NVR INC                      COM             62944T105   38,243     41,569 SH       SOLE                    41,569      0    0
NVR INC                      COM             62944T105   13,465     14,636 SH       SOLE       2            14,636      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   53,706  1,180,612 SH       SOLE                 1,180,612      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   11,668    256,500 SH       SOLE       1           256,500      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   18,865    414,700 SH       SOLE       2           414,700      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105   12,416  2,185,864 SH       SOLE                 2,185,864      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    2,598    457,327 SH       SOLE       1           457,327      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    4,371    769,609 SH       SOLE       2           769,609      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107  165,339  5,435,196 SH       SOLE                 5,435,196      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   24,728    812,900 SH       SOLE       1           812,900      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   60,189  1,978,600 SH       SOLE       2         1,978,600      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107    4,387    144,200 SH       SOLE       3           144,200      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   77,296 13,632,532 SH       SOLE                13,632,532      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   16,836  2,969,349 SH       SOLE       1         2,969,349      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   27,701  4,885,477 SH       SOLE       2         4,885,477      0    0
STATE BK FINL CORP           COM             856190103   21,329  1,343,111 SH       SOLE                 1,343,111      0    0
STATE BK FINL CORP           COM             856190103    4,510    284,000 SH       SOLE       1           284,000      0    0
STATE BK FINL CORP           COM             856190103    7,509    472,889 SH       SOLE       2           472,889      0    0
SYMMETRICOM INC COM          COM             871543104    6,440  1,116,088 SH       SOLE                 1,116,088      0    0
SYMMETRICOM INC COM          COM             871543104    1,159    200,800 SH       SOLE       1           200,800      0    0
SYMMETRICOM INC COM          COM             871543104    2,267    392,958 SH       SOLE       2           392,958      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    7,212    438,419 SH       SOLE                   438,419      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    1,691    102,800 SH       SOLE       1           102,800      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    2,539    154,361 SH       SOLE       2           154,361      0    0
VIRGIN MEDIA INC             COM             92769L101  113,733  3,094,769 SH       SOLE                 3,094,769      0    0
VIRGIN MEDIA INC             COM             92769L101   25,365    690,200 SH       SOLE       1           690,200      0    0
VIRGIN MEDIA INC             COM             92769L101   41,712  1,135,031 SH       SOLE       2         1,135,031      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209   24,457    970,900 SH       SOLE                   970,900      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    5,348    212,300 SH       SOLE       1           212,300      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209   10,499    416,800 SH       SOLE       2           416,800      0    0
WESTERN DIGITAL CORP         COM             958102105   16,078    378,400 SH       SOLE                   378,400      0    0
WESTERN DIGITAL CORP         COM             958102105    3,518     82,800 SH       SOLE       1            82,800      0    0
WESTERN DIGITAL CORP         COM             958102105    5,898    138,800 SH       SOLE       2           138,800      0    0
XEROX CORP                   COM             984121103  111,542 16,355,137 SH       SOLE                16,355,137      0    0
XEROX CORP                   COM             984121103   24,851  3,643,900 SH       SOLE       1         3,643,900      0    0
XEROX CORP                   COM             984121103   40,909  5,998,380 SH       SOLE       2         5,998,380      0    0
YAHOO INC                    COM             984332106   63,869  3,209,500 SH       SOLE                 3,209,500      0    0
YAHOO INC                    COM             984332106    8,505    427,400 SH       SOLE       1           427,400      0    0
YAHOO INC                    COM             984332106   22,350  1,123,100 SH       SOLE       2         1,123,100      0    0